Equity - Summary of Treasury Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	126,008	72,941
Increase during the year	1,933	53,067
Decrease during the year	(55,000)
Ending balance	72,941	126,008
Shares repurchased for cancellation [member]
Beginning balance	53,067	0
Increase during the year	1,933	53,067
Decrease during the year	(55,000)
Ending balance	0	53,067
Shares held by subsidiaries [member]
Beginning balance	72,941	72,941
Increase during the year	0	0
Decrease during the year	0
Ending balance	72,941	72,941